Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
Subsequent events

35.              Subsequent events

(a)             On March 21, 2018, the Extraordinary Shareholders' Meeting approved the long-term share-based incentive plan (“ILP Plan”) which aims to align the interests of its participants with those of the Company's shareholders and to encourage participants' retention at the Company by offering eligible participants an opportunity to receive restricted shares in the Company by voluntarily investing own funds and holding such shares through the end of the three-year vesting period.

(i)       On March 28, 2018, the Board of Directors approved the “ILP Program 2018” in accordance with the terms and conditions of the ILP Plan, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired. The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2018, after the vesting period and subject to compliance with all necessary requirements, is 727,688 shares. The program's grant date is April 6, 2018.

(ii)   On March 13, 2019, the Board of Directors approved the “ILP Program 2019” in accordance with the terms and conditions of the ILP Plan, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired. The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2019, after the vesting period and subject to compliance with all necessary requirements, is 573,345 shares.

(b)             In April 2018, the Company received the amount of R$81,000 monetarily corrected related to the outstanding balance of the R$100,000 provided for in the sale made of the subsidiaries Quantiq and IQAG (Note 5).

The difference between the restated amount provided for and the amount received was recognized in the second quarter of 2018 in the line “Other income (expenses), net,” in the amount of R$19,558, resulting from the adjustment envisaged in the agreement.

(c)             On April 30, 2018, the Annual Shareholders' Meeting approved the payment of additional dividends considering the net income for fiscal year 2017, in the amount of R$1,500,000, paid as from May 10, 2018.

(d)             In April 2018, the time deposit investments given as guarantee to cover Braskem's obligation related to the constitution of a reserve account for the project finance of subsidiary Braskem Idesa was withdrawn and the amount of R$476,919 became fully available.

(e)             On May 11, 2018, Braskem S.A., in line with its commitment to maintaining financial liquidity, contracted from a syndicate of global banks, an international revolving credit facility of US$1,000,000, maturing in 2023. The two facilities held by the Company until then in the amounts of US$750 million with expiration in December 2019 and of R$500 million with expiration in September 2019 were cancelled.

(f)              On May 30, 2018, the subsidiary Braskem America contracted a credit facility in the amount of up to US$225 million that is secured by Euler Hermes, a German export credit agency, which will be used to finance a portion of the investment in the new PP plant located in Houston, Texas, United States. The funds will be tapped in accordance with the progress of the project's construction and the total amount is expected to be disbursed by December 30, 2020. To date, US$172 million has been disbursed.

(g)             In July 2018, the Company was served a notice by the State of Alagoas claiming that it allegedly used an ICMS tax base lower than that envisaged in legislation for internal transfers to another unit in the State of Alagoas of DCE (dichloroethane), between January 2013 and May 2016, which is a product that is not subject to deferral in such transactions.

The restated value of this tax assessment notice amounted approximately to R$175 million.

The Company's external legal advisors estimate that the administrative proceedings should be concluded in 2022. No judicial deposit or other form of security was accrued for this proceeding, as it is currently still in its administrative stage.

(h)             During 2018 and 2019, Braskem prepaid borrowings, as follows:

	Annual financial charges (%)	Prepayments
Foreign currency
Bonds	7.38	825,720
Export credit notes	US dollar exchange variation + interest between 7.30 and 7.87	612,810
Working capital	US dollar exchange variation + 1.88% above Libor	865,890
		2,304,420

Local currency
BNDES	TJLP + interest between 0.00 and 2.62	29,330
BNDES	SELIC + 2.32	21,065
BNDES	Interest between 3.50 and 4.00	32,839
BNB/FINEP	5.84	138,230
Export credit notes	105.00% of CDI	435,000
Export credit notes	108.00% of CDI	66,667
		723,131

		3,027,551

(i)              In November 2018, the subsidiary Braskem Netherlands B.V. secured a financing facility of US$295 million guaranteed by SACE Covered Facility Agreement, the Italian export credit agency, with maturity in November 2028 and charges Us dollar exchange variation + semianual Libor + 0.90% per year.

(j)              In March 2017, the Federal Supreme Court (“STF”) decided, in connection with the Extraordinary Appeal indicated by STF itself as the leading case of this discussion, that ICMS tax should not be included in the calculation base of PIS/COFINS. Despite the filing of a motion for clarification by the Federal Government requesting the prospective effects of the decision, the STF itself and all Regional Federal Appellate Courts in Brazil have applied the decision of the lead case indiscriminately. On December 31, 2018, the Extraordinary Appeal of the Federal Government, filed in a lawsuit brought by Braskem S/A itself, was ruled moot, therefore increasing the legal certainty of the Company for recognizing its right.  In this scenario, Braskem recognized on December 31, 2018 a tax credit in the amount of R$519,830 related to PIS and COFINS for the period from March 2017 to November 2018, of which R$265,438 was recorded under “Net sales revenue”, R$235,919 under “Other operating income (expenses)” and R$18,473 under “Financial income.”

In 2019 the courts issued a final and unappealable decisions on the lawsuit brought by Braskem S.A. and of merged companies, which determines the exclusion of ICMS tax from the calculation base of PIS/COFINS taxes and the earliest period of the tax credit of these lawsuits is retroactive to the year 1991. The effects of these decisions are being determined by the Company, and, in the first semester of 2019 was recognized the amount of R$2,038,938 related to PIS and COFINS tax liability surpluses, of which R$1,850,965 was recorded under “Other operating income (expenses)” and R$187,973 under “Financial income.”

(k)            On January 30, 2019, Braskem received the first installment of R$266 million related to the onlending transaction with the BNDES in the aggregate amount of R$476 million at an interest rate of 11.57% p.a. and with maturity on January 15, 2031, which was taken out on December 26, 2018. The Company will receive the remaining amounts by the end of fiscal year 2019.

(l)              In April 2019, the public-interest civil action was filed by the Alagoas State Prosecution Office and the Alagoas State Public Defender's Office seeking the freezing of Braskem's assets to ensure the payment of any environmental and collective damages the Company may be ordered to pay due to its past mining activities in the city of Maceió.

The plaintiffs requested a provisional remedy to freeze Braskem's assets in the amount of R$6.7 billion. The court's preliminary decision ordered the freezing of R$100 million in Braskem's bank accounts, which already has been carried out.

After both parties filed Interlocutory Appeals, the Alagoas State Court of Appeals granted only the appeal filed by the State Prosecution Office, ordering the suspension of the distribution of dividends to shareholders, under penalty of freezing R$2.7 billion. The decision was revised by a Suspension of Injunction and Order, through a decision of the presiding judge of the Superior Court of Justice (STJ), which authorized the decision involving the distribution of dividends conditioned to Braskem effectively issuing an insurance guarantee.

On June 26, 2019, the Alagoas State Prosecution Office and the Alagoas State Public Defender's Office amended the action to change the boundaries of the claim, which involved excluding the alleged environmental damages and reducing the request for immediate freeze of assets to R$3.7 billion, which would correspond to the sum of the pecuniary damages caused to the residents of the districts affected by the geological event. Immediately thereafter, the presiding judge of the Alagoas State Court of Appeals issued, during a courthouse vacation, a decision ordering the freezing of R$3.7 billion.

On August 9, 2019, the decision of the presiding judge of the STJ lifted the freezing of cash, conditioned upon the effective presentation of a new insurance guarantee in the same amount by Braskem to the court.

The Company continues to collaborate with the authorities to identify the causes, with the support of independent experts, and is committed to implementing solutions.

(m)           As per the notice dated July 25, 2019, Braskem was informed of the Public-Interest Civil Action filed against it by the Labor Public Prosecutor of the State of Alagoas ("MPT-AL"), with an injunction to freeze the amount of R$2.5 billion to guarantee payment of any pecuniary damages to workers affected by the geological phenomenon observed in Maceió. In said action, MPT-AL further claims the compensation of workers for pain and suffering.

The Company informs that it has taken all applicable measures within the legal periods and will keep the market informed of any material developments in the matter.

(n)             As per the notice dated August 19, 2019, Braskem was informed that, in connection with the geological events in the State of Alagoas, it has taken cognizance of the filing of a Public-Interest Civil Action by the Federal Prosecution Office ("MPF") against the Company and other plaintiffs, with the following main claims for interlocutory relief: (i) the accrual of an own private fund in the initial amount of R$3.075 billion for the execution of social and environmental programs and of emergency measures, and the maintenance in said fund of working capital in the amount of R$2 billion or, after the financial schedule is approved, an amount equivalent to 100% of the expenses projected for the subsequent 12-month period; (ii) the presentation of guarantees in the amount of R$20.5 billion; (iii) a prohibition on the encumbrance or divestment of any of the Company's fixed assets and on the distribution of profits, whether in dividends, interest on equity or any other form; (iv) a court-ordered freeze of any profits not distributed; and (v) a suspension on financing from BNDES (state-owned bank) and government incentives, as well as acceleration of existing debts with BNDES.

So far, there is no decision about the injunction requested.

The Company informs that it has taken all applicable measures within the legal periods and will keep the market informed of any relevant developments in this matter.

(o)             Since the Company was not able to file Form 20-F, for the year ended December 31, 2017, until the date granted by SEC and no further extensions have been granted pursuant to Section 802.01E of the NYSE Listed Company Manual, on May 13, 2019, the New York Stock Exchange suspended trading of the Registrant's American Depositary Shares and had initiated delisting procedures.

The Company appealed the decision, which is scheduled by the NYSE for October 17, 2019.

(p)             As per the Material Fact notice dated June 4, 2019, Braskem was informed by Odebrecht of its decision taken jointly with LyondellBasell to terminate negotiations for a potential transaction involving the transfer to LyondellBasell of the entire interest held by Odebrecht in the capital of Braskem. Those negotiations were started on June 15, 2018.

(q)             As per the Material Fact notice dated June 18, 2019, Braskem was informed that in view of the court-supervised reorganization filed by Odebrecht S.A. and other companies of the Odebrecht Group, including the controlling shareholder of the Company, OSP Investimentos S.A., the Company was informed that there has been no change whatsoever in the controlling interest held in Braskem, with the totality of the common and preferred shares in the Company held by OSP Investimentos S.A. in fiduciary assignment agreement to the creditors of Odebrecht.

The Company further informs that it has no relevant amounts receivable from Odebrecht and that the court-supervised reorganization does not trigger the early termination of any of its liabilities.

(r)             In 2019, the Company reversed the provision for a controversial portion of the 2015 and 2016 CDE (energy development account) quota based on two consumer-friendly injunctions issued in 2018 and 2019 in the amount of R$223,340.

(s)             On October 3, 2019, the Extraordinary General Meeting approved (i) the payment of mandatory dividend in the amount of R$667 million, to be paid until December 31, 2019; (ii) the capital budget for the fiscal year of 2019; and (iii) withheld by the Company, the remaining amount of the net profit of 2018, of R$2,002 million, pursuant to article 196 of the Brazilian Corporation Law.